Note 26 - Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	2021	2020

Foreign currency translation reserve	(9,325)	(8,794)
Equity-settled share-based payment reserve	14,513	14,513
Contributed surplus	132,591	132,591
Total	137,779	138,310